Commitments, Contingent Liabilities and Litigation (Minimum Rental Payments) (Details) (USD $) In Millions	Jun. 30, 2011
Commitments, Contingent Liabilities and Litigation
Future minimum rental payments due, 2012	$ 72.2
Future minimum rental payments due, 2013	58.4
Future minimum rental payments due, 2014	38.3
Future minimum rental payments due, 2015	27.4
Future minimum rental payments due, 2016	19.2
Future minimum rental payments due, thereafter	39.3
Future minimum rental payments due	$ 254.8